Subsequent Events (Details) - USD ($)		Jul. 02, 2025	Jun. 26, 2025	Jul. 21, 2025	Apr. 28, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	May 22, 2023
Subsequent Events [Line Items]
Authorized share capital (in Dollars)									$ 50,000
Ordinary shares, shares authorized	[1]					2,000,000,000	2,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]					$ 0.001	$ 0.001
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001	$ 0.2
Aggregate gross proceed (in Dollars)			$ 15,000,000
Units issued			16,093,133
Number of shares in a unit			1
Warrant to purchase share			1
Number of shares in reverse stock split		200
Forecast [Member] | Series A Warrant [Member]
Subsequent Events [Line Items]
Number of warrants in a unit			1
Warrant to purchase share			1
Forecast [Member] | Series B Warrant [Member]
Subsequent Events [Line Items]
Number of warrants in a unit			1
Warrant to purchase share			1
Forecast [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Number of warrants in a unit			1
Warrant to purchase share			1
Board of Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.001		$ 0.2
Number of shares in reverse stock split		200
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized								50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.001	$ 0.001
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
Units issued			5,645,997
Pre-funded Units [Member] | Forecast [Member]
Subsequent Events [Line Items]
Units issued			16,093,133
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized					2,000,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.001
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.001
Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)					$ 50,000
Ordinary shares, shares authorized					50,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.001
Maximum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)					$ 2,000,000
Ordinary shares, shares authorized					2,000,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.001

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025